UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
 (Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of January 31, 2018
(Unaudited)

	Shares	Value
Common Stocks - 95.5%
Automobiles & Components - 1.2%
Ford Motor Co.	350,000	$3,839,500
Banks - 1.0%
Bank of America Corp.	100,000	3,200,000
Capital Goods - 10.0%
Arconic, Inc.	150,000	4,509,000
Caterpillar, Inc.	25,000	4,069,500
General Electric Co.	400,000	6,468,000
Illinois Tool Works, Inc.	40,000	6,946,800
The Boeing Co.	25,000	8,859,250
		30,852,550
Commercial & Professional Services - 1.0%
Steelcase, Inc. - Class A	200,000	3,110,000
Consumer Services - 2.2%
McDonald's Corp.	40,000	6,845,600
Diversified Financials - 4.8%
Lazard Ltd. - Class A (a)	100,000	5,857,000
Synchrony Financial	50,000	1,984,000
The Bank of New York Mellon Corp.	125,000	7,087,500
		14,928,500
Energy - 6.2%
Exxon Mobil Corp.	100,000	8,730,000
Noble Energy, Inc.	100,000	3,052,000
Schlumberger Ltd. (a)	100,000	7,358,000
		19,140,000
Food & Staples Retailing - 3.5%
Wal-Mart Stores, Inc.	100,000	10,660,000
Food, Beverage & Tobacco - 3.5%
Campbell Soup Co.	75,000	3,491,250
The Coca-Cola Co.	150,000	7,138,500
		10,629,750
Health Care Equipment & Services - 1.0%
Abbott Laboratories	50,000	3,108,000
Household & Personal Products - 5.2%
Colgate-Palmolive Co.	100,000	7,424,000
The Procter & Gamble Co.	100,000	8,634,000
		16,058,000
Insurance - 2.0%
Aflac, Inc.	50,000	4,410,000
Brighthouse Financial, Inc. (b)	25,000	1,606,500
		6,016,500
Materials - 8.3%
Alcoa Corp. (b)	100,000	5,202,000
BHP Billiton Ltd. - ADR (a)	50,000	2,451,000
DowDuPont, Inc.	125,000	9,447,500
Nutrien Ltd. (a)(b)	40,000	2,093,600
Sonoco Products Co.	75,000	4,073,250
U.S. Concrete, Inc. (b)	30,000	2,335,500
		25,602,850

Media - 1.4%
The Walt Disney Co.	40,000	4,346,800
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
Biogen, Inc. (b)	5,000	1,739,050
Ionis Pharmaceuticals, Inc. (b)	75,000	3,939,000
Johnson & Johnson	70,000	9,673,300
Juno Therapeutics, Inc. (b)	10,000	858,100
Merck & Co., Inc.	125,000	7,406,250
Pfizer, Inc.	200,000	7,408,000
		31,023,700
Retailing - 4.3%
Amazon.com, Inc. (b)	7,500	10,881,675
JD.com, Inc. - ADR (a)(b)	20,000	984,600
Overstock.com, Inc. (b)	20,000	1,374,000
		13,240,275
Semiconductors & Semiconductor Equipment - 6.9%
Applied Materials, Inc.	200,000	10,726,000
Intel Corp.	150,000	7,221,000
QUALCOMM, Inc.	50,000	3,412,500
		21,359,500
Software & Services - 12.3%
Alphabet, Inc. - Class A (b)	7,000	8,275,540
Automatic Data Processing, Inc.	75,000	9,272,250
Facebook, Inc. - Class A (b)	45,000	8,410,050
Microsoft Corp.	125,000	11,876,250
		37,834,090
Technology Hardware & Equipment - 2.2%
Apple, Inc.	40,000	6,697,200
Bio-key International, Inc. (b)(c)(d) (Originally acquired 09/16/05, Cost $0)	1,963	–
		6,697,200
Telecommunication Services - 1.8%
Verizon Communications, Inc.	100,000	5,407,000
Transportation - 2.4%
Delta Air Lines, Inc.	100,000	5,677,000
Kansas City Southern	15,000	1,696,950
		7,373,950
Utilities - 4.2%
NextEra Energy, Inc.	75,000	11,881,500
PG&E Corp.	25,000	1,060,750
		12,942,250
Total Common Stocks (Cost $138,811,294)		294,216,015

Preferred Stock - 0.0%
Health Care Equipment & Supplies - 0.0%
Zymequest, Inc. (b)(c)(d) (Originally acquired 10/13/16, Cost $1,963)	400,000	1,600
Total Preferred Stock (Cost $0)		1,600

Real Estate Investment Trust (REIT) - 2.5%
Real Estate - 2.5%
Weyerhaeuser Co.	200,000	7,508,000
Total Real Estate Investment Trust (Cost $3,645,642)		7,508,000

Exchange-Traded Fund (ETF) - 1.2%
Metals and Mining - 1.2%
SPDR S&P Metals & Mining ETF	100,000	3,690,000
Total Exchange Traded Fund (Cost $1,495,845)		3,690,000

Government Security - 0.5%
Banks - 0.5%
Federal National Mortgage Association, 8.250% (e)(f)	200,000	1,602,000
Total Government Security (Cost $1,353,060)

Short-Term Investment - 0.4%
Money Market Fund - 0.4%
STIT-Treasury Portfolio - Institutional Class, 1.210% (g)	1,277,820	1,277,820
Total Short-Term Investment (Cost $1,277,820)		1,277,820

Total Investments (Cost $146,583,661) - 100.1%		308,295,435
Liabilities in Excess of Other Assets - (0.1)%		(330,764)
Total Net Assets - 100.0%		$307,964,671

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Australia 0.8%; Bermuda 1.9%; Canada 0.7%; Cayman Islands 0.3%; Curacao 2.4%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of January 31, 2018 was $1,600 which represented 0.0% of net assets.
(d)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs. The aggregate value of fair valued securities as of January 31, 2018 was $1,600 which represented 0.0% of net assets.

(e)	Variable rate security. The rate shown is as of 1/31/2018.
(f)	Callable Security.
(g)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Opportunity Fund
Schedule of Investments as of January 31, 2018
(Unaudited)

	Shares	Value
Common Stocks - 97.5%
Automobiles & Components - 0.4%
Aptiv PLC (a)	500	$47,440
Delphi Technologies PLC (a)(b)	166	9,168
Lear Corp.	1,500	289,710
		346,318
Banks - 0.4%
LendingTree, Inc. (b)	800	294,280
Capital Goods - 8.6%
Allison Transmission Holdings, Inc.	4,500	199,080
AO Smith Corp.	3,500	233,730
Beacon Roofing Supply, Inc. (b)	6,500	393,250
Builders FirstSource, Inc. (b)	7,500	160,650
Donaldson Co., Inc.	1,500	75,990
Esterline Technologies Corp. (b)	500	36,775
Fortune Brands Home & Security, Inc.	6,500	461,045
GMS, Inc. (b)	3,000	102,840
Granite Construction, Inc.	1,500	100,035
HD Supply Holdings, Inc. (b)	3,500	136,115
HEICO Corp.	1,875	150,600
Hexcel Corp.	3,600	246,060
Hubbell, Inc.	500	67,975
IDEX Corp.	2,500	358,700
Lennox International, Inc.	4,000	871,640
Lincoln Electric Holdings, Inc.	2,000	195,140
Masco Corp.	3,000	133,980
Masonite International Corp. (a)(b)	500	34,875
MasTec, Inc. (b)	1,000	53,400
Nordson Corp.	4,000	574,880
Owens Corning	1,000	92,970
PGT Innovations, Inc. (b)	500	7,975
RBC Bearings, Inc. (b)	1,000	126,000
SiteOne Landscape Supply, Inc. (b)	7,000	533,120
Spirit AeroSystems Holdings, Inc. - Class A	500	51,180
TransDigm Group, Inc.	100	31,691
Trex Co., Inc. (b)	1,500	167,385
United Rentals, Inc. (b)	2,750	498,053
Universal Forest Products, Inc.	3,000	111,990
WABCO Holdings, Inc. (b)	500	77,195
Wabtec Corp./DE	1,500	121,560
Watsco, Inc.	3,500	629,265
Welbilt, Inc. (b)	1,500	33,450
Woodward, Inc.	1,000	77,520
		7,146,114
Commercial & Professional Services - 1.0%
Copart, Inc. (b)	5,400	237,978
Robert Half International, Inc.	2,000	115,760
TransUnion (b)	8,500	504,560
		858,298
Consumer Durables & Apparel - 0.6%
Canada Goose Holdings, Inc. (a)(b)	3,000	107,820
Cavco Industries, Inc. (b)	500	76,575
Leggett & Platt, Inc.	3,000	139,530
Mohawk Industries, Inc. (b)	500	140,530
		464,455

Consumer Services - 0.1%
Domino's Pizza, Inc.	500	108,425
Restaurant Brands International LP	37	2,232
		110,657
Diversified Financials - 1.8%
Cboe Global Markets, Inc.	4,000	537,560
CME Group, Inc.	1,500	230,220
FactSet Research Systems, Inc.	400	80,276
MarketAxess Holdings, Inc.	500	98,105
MSCI, Inc.	1,500	208,845
S&P Global, Inc.	1,500	271,650
SEI Investments, Co.	500	37,575
		1,464,231
Food, Beverage & Tobacco - 0.1%
Pinnacle Foods, Inc.	1,500	92,910
Health Care Equipment & Services - 2.4%
ABIOMED, Inc. (b)	500	117,500
Align Technology, Inc. (b)	1,500	393,000
Glaukos Corp. (b)	500	15,005
IDEXX Laboratories, Inc. (b)	900	168,336
Intuitive Surgical, Inc. (b)	500	215,835
iRhythm Technologies, Inc. (b)	3,500	208,705
K2M Group Holdings, Inc. (b)	500	10,535
Pulse Biosciences, Inc. (b)	14,000	283,920
Teleflex, Inc.	1,000	277,750
Veeva Systems, Inc. - Class A (b)	4,000	251,440
		1,942,026
Materials - 2.9%
Albemarle Corp.	1,000	111,590
Berry Global Group, Inc. (b)	3,000	177,570
The Chemours Co.	12,000	619,440
Eagle Materials, Inc.	500	56,025
Martin Marietta Materials, Inc.	1,000	228,170
Packaging Corp. of America	3,500	439,705
Schnitzer Steel Industries, Inc. - Class A	500	17,100
The Sherwin-Williams Co.	800	333,688
U.S. Concrete, Inc. (b)	2,000	155,700
Vulcan Materials Co.	1,500	203,100
Worthington Industries, Inc.	1,500	70,140
		2,412,228
Pharmaceuticals, Biotechnology & Life Sciences - 28.1%
ACADIA Pharmaceuticals, Inc. (b)	5,500	164,505
Aclaris Therapeutics, Inc. (b)	500	11,060
Aerie Pharmaceuticals, Inc. (b)	18,000	987,300
Alkermes PLC (a)(b)	500	28,585
Alnylam Pharmaceuticals, Inc. (b)	15,500	2,014,690
Array BioPharma, Inc. (b)	5,000	74,100
Atara Biotherapeutics, Inc. (b)	2,500	94,500
Audentes Therapeutics, Inc. (b)	7,500	263,250
Avexis, Inc. (b)	10,500	1,299,165
BeiGene Ltd. - ADR (a)(b)	1,000	135,750
Bellicum Pharmaceuticals, Inc. (b)	1,000	6,080
BioMarin Pharmaceutical, Inc. (b)	2,000	180,460
Bluebird Bio, Inc. (b)	15,000	3,073,500
Cellectis SA - ADR (a)(b)	500	15,730
Clovis Oncology, Inc. (b)	20,000	1,210,000
Dermira, Inc. (b)	500	14,260
Editas Medicine, Inc. (b)	6,000	219,060
Esperion Therapeutics, Inc. (b)	1,500	108,765

Five Prime Therapeutics, Inc. (b)	3,000	60,000
Forward Pharma A/S - ADR (a)	1,000	3,400
Genfit (a)(b)	500	17,183
Genmab A/S (a)(b)	2,500	457,920
Global Blood Therapeutics, Inc. (b)	4,500	260,550
Immunomedics, Inc. (b)	24,000	400,080
Incyte Corp. (b)	13,500	1,218,915
Inovio Pharmaceuticals, Inc. (b)	1,000	4,560
Intra-Cellular Therapies, Inc. (b)	10,000	170,200
Iovance Biotherapeutics, Inc. (b)	3,000	46,650
Jounce Therapeutics, Inc. (b)	25,000	604,500
La Jolla Pharmaceutical Co. (b)	1,500	51,390
Loxo Oncology, Inc. (b)	4,000	405,880
Neurocrine Biosciences, Inc. (b)	3,000	256,410
Portola Pharmaceuticals, Inc. (b)	3,500	179,585
Sage Therapeutics, Inc. (b)	23,000	4,365,400
Sarepta Therapeutics, Inc. (b)	20,000	1,310,800
Seattle Genetics, Inc. (b)	7,000	366,100
Spark Therapeutics, Inc. (b)	25,500	1,429,275
TESARO, Inc. (b)	11,000	742,060
Ultragenyx Pharmaceutical, Inc. (b)	500	26,675
Vertex Pharmaceuticals, Inc. (b)	3,000	500,610
Voyager Therapeutics, Inc. (b)	17,500	361,200
Xencor, Inc. (b)	1,500	34,140
		23,174,243
Retailing - 0.4%
O'Reilly Automotive, Inc. (b)	300	79,407
Pool Corp.	2,000	270,480
		349,887
Semiconductors & Semiconductor Equipment - 11.3%
ams AG (a)	14,500	1,337,910
Applied Materials, Inc.	6,000	321,780
Broadcom Ltd. (a)	1,000	248,030
Impinj, Inc. (b)	1,000	22,370
Inphi Corp. (b)	2,000	59,740
Integrated Device Technology, Inc. (b)	5,000	149,500
Lam Research Corp.	2,500	478,800
MACOM Technology Solutions Holdings, Inc. (b)	500	15,550
Marvell Technology Group Ltd. (a)	22,500	524,925
Micron Technology, Inc. (b)	1,000	43,720
MKS Instruments, Inc.	2,000	204,600
NVIDIA Corp.	23,000	5,653,400
Skyworks Solutions, Inc.	1,500	145,815
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	2,000	90,620
Xilinx, Inc.	1,000	73,020
		9,369,780
Software & Services - 35.1%
Activision Blizzard, Inc.	1,000	74,130
Adobe Systems, Inc. (b)	5,500	1,098,680
Alibaba Group Holding Ltd. - ADR (a)(b)	3,500	715,015
Alliance Data Systems Corp.	1,000	256,660
ANSYS, Inc. (b)	1,000	161,650
Aspen Technology, Inc. (b)	3,000	232,350
Atlassian Corp. PLC - Class A (a)(b)	7,000	377,930
Autodesk, Inc. (b)	2,000	231,240
Broadridge Financial Solutions, Inc.	2,000	192,820
Cadence Design Systems, Inc. (b)	5,000	224,300
Cloudera, Inc. (b)	5,000	93,600
CoStar Group, Inc. (b)	500	173,055

Coupa Software, Inc. (b)	13,000	496,990
EPAM Systems, Inc. (b)	2,000	234,960
Euronet Worldwide, Inc. (b)	2,000	187,740
Fair Isaac Corp.	2,500	431,650
Fidelity National Information Services, Inc.	2,000	204,720
Fiserv, Inc. (b)	1,500	211,260
FleetCor Technologies, Inc. (b)	800	170,000
Fortinet, Inc. (b)	3,500	161,140
Gartner, Inc. (b)	1,000	138,740
Global Payments, Inc.	3,500	391,230
Guidewire Software, Inc. (b)	3,000	238,350
New Relic, Inc. (b)	38,500	2,299,605
Nutanix, Inc. - Class A (b)	31,000	995,100
Paycom Software, Inc. (b)	15,000	1,374,600
Paylocity Holding Corp. (b)	29,000	1,516,410
PayPal Holdings, Inc. (b)	8,500	725,220
Pegasystems, Inc.	1,000	50,850
Proofpoint, Inc. (b)	13,600	1,387,472
PTC, Inc. (b)	1,500	109,020
RealPage, Inc. (b)	2,000	99,500
Red Hat, Inc. (b)	4,000	525,520
salesforce.com, Inc. (b)	8,000	911,280
ServiceNow, Inc. (b)	24,000	3,572,880
Shopify, Inc. - Class A (a)(b)	15,000	1,918,800
Splunk, Inc. (b)	9,000	831,330
Square, Inc. - Class A (b)	7,500	351,825
SS&C Technologies Holdings, Inc.	2,000	100,560
Tableau Software, Inc. - Class A (b)	3,500	268,835
Tencent Holdings Ltd. (a)	12,000	711,166
The Ultimate Software Group, Inc. (b)	1,200	279,468
Total System Services, Inc.	2,000	177,720
Tyler Technologies, Inc. (b)	1,500	302,265
WEX, Inc. (b)	1,000	154,810
Wirecard AG (a)	2,500	311,320
Workday, Inc. - Class A (b)	22,000	2,637,580
Worldpay, Inc. - Class A (b)	6,500	522,015
Zendesk, Inc. (b)	2,500	96,300
Zillow Group, Inc. - Class A (b)	1,000	44,790
		28,974,451
Technology Hardware & Equipment - 3.8%
Coherent, Inc. (b)	800	207,616
Fabrinet (a)(b)	500	12,405
II-VI, Inc. (b)	11,000	469,150
IPG Photonics Corp. (b)	800	201,560
Lumentum Holdings, Inc. (b)	9,800	453,740
Oclaro, Inc. (b)	5,000	29,700
Palo Alto Networks, Inc. (b)	2,000	315,740
Samsung Electronics Co. Ltd. - GDR (a)	400	398,400
Universal Display Corp.	6,000	956,400
Viavi Solutions, Inc. (b)	15,000	128,700
		3,173,411
Transportation - 0.5%
Old Dominion Freight Line, Inc.	800	117,160
XPO Logistics, Inc. (b)	3,000	283,320
		400,480
Total Common Stocks (Cost $52,966,380)		80,573,769

Real Estate Investment Trusts (REITS) - 0.0%
Real Estate - 0.0%
Digital Realty Trust, Inc.	272	30,450
Equinix, Inc.	1	455
Total Real Estate Investment Trust (Cost $30,400)		30,905

Exchange Traded Fund (ETF) - 2.3%
Funds, Trusts, and Other Financial Vehicles - 2.3%
Direxion Daily Financial Bull 3X Shares	24,500	1,930,600
Total Exchange Traded Fund (Cost $1,551,271)		1,930,600

Purchased Call Options - 0.6%	Contracts
Banks - 0.3%
Bank of the Ozarks
Expiration: May 2018, Exercise Price $55.00 (b)	400	49,200
Signature Bank/New York NY
Expiration: March 2018, Exercise Price $145.00 (b)	125	143,750
		192,950
Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
Incyte Corp.
Expiration: June 2018, Exercise Price $100.00 (b)	100	101,700
Intra-Cellular Therapies, Inc.
Expiration: August 2018, Exercise Price $22.50 (b)	300	71,250
		172,950
Software & Services - 0.1%
Facebook, Inc.
Expiration: February 2018, Exercise Price $192.50 (b)	300	82,500
Technology Hardware & Equipment - 0.0%
Fitbit, Inc.
Expiration: February 2018, Exercise Price $6.00 (b)	400	2,800
Total Purchased Call Options (Cost $500,098)		451,200

Purchased Put Option - 0.1%
Software & Services - 0.1%
ServiceNow, Inc.
Expiration: February 2018, Exercise Price $140.00 (b)	250	37,750
Total Purchased Put Option (Cost $46,010)		37,750

Total Investments (Cost $55,094,159) - 100.5%		83,024,224
Liabilities in Excess of Other Assets - (0.5)%		(408,926)
Total Net Assets - 100.0%		$82,615,298

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Austria 1.6%; Bermuda 0.6%; Canada 2.5%; Cayman Islands 1.9%; Denmark 0.6%; France 0.0%; Germany 0.4%; Ireland 0.0%; Jersey 0.1%; Republic of Korea 0.5%; Singapore 0.3%; Taiwan 0.1%; United Kingdom 0.5%.

(b)	Non-income producing security.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville International Value Fund
Schedule of Investments as of January 31, 2018
(Unaudited)

	Shares	Value
Common Stocks - 86.4%
Australia - 1.5%
BHP Billiton Ltd. - ADR	420,700	$20,622,714
Belgium - 2.0%
Groupe Bruxelles Lambert SA	228,287	26,893,290
Brazil - 2.5%
Ambev SA - ADR	2,721,000	18,693,270
Cielo SA	1,736,000	14,651,931
		33,345,201
Canada - 1.5%
Nutrien Ltd. (a)	390,304	20,428,511
Denmark - 2.1%
ISS A/S	703,100	27,432,645
Finland - 0.9%
Nokia OYJ - ADR	2,432,900	11,702,249
France - 14.2%
Bollore SA	4,990,329	28,972,248
Bureau Veritas SA	890,148	26,084,283
Cie de Saint-Gobain	395,088	22,948,727
IPSOS	354,338	13,535,285
Publicis Groupe SA	378,300	26,143,531
Sanofi	325,566	28,731,901
Sopra Steria Group	148,282	30,093,320
Zodiac Aerospace	387,714	12,049,028
		188,558,323
Germany - 8.4%
Bayer AG	244,915	32,093,207
Infineon Technologies AG	985,069	28,681,652
Siemens AG - ADR	427,000	32,558,750
Wacker Neuson SE	443,119	18,155,820
		111,489,429
Hong Kong - 1.2%
Clear Media Ltd.	14,955,100	13,595,551
Kerry Logistics Network Ltd.	2,009,500	2,891,195
		16,486,746
Ireland - 2.0%
CRH PLC	731,563	27,169,101
Japan - 18.6%
Amano Corp.	1,009,400	27,433,115
Asics Corp.	1,256,000	20,737,247
FANUC Corp.	115,970	31,476,397
Hitachi Ltd.	3,626,840	28,941,456
Hoya Corp.	266,600	13,693,381
Kao Corp.	295,900	20,561,703
Makita Corp.	525,000	24,803,180
Miraca Holdings, Inc.	522,500	23,866,340
MISUMI Group, Inc.	184,800	5,595,074
Mitsubishi UFJ Financial Group, Inc.	3,379,000	25,549,880
SMC Corp.	29,515	14,545,991
Toho Co., Ltd.	286,380	9,710,038
		246,913,802

Netherlands - 2.9%
Akzo Nobel NV	203,400	19,036,851
Unilever NV - ADR	335,000	19,259,150
		38,296,001
Netherlands Antilles - 2.3%
Schlumberger Ltd.	414,500	30,498,910

Republic of Korea - 1.1%
KT&G Corp.	145,000	14,460,620
Spain - 3.7%
Applus Services SA	1,962,330	28,346,710
Banco Santander SA	2,782,400	20,657,351
		49,004,061
Sweden - 1.2%
Telefonaktiebolaget LM Ericsson - Class B	2,430,888	15,635,072
Switzerland - 5.5%
Credit Suisse Group AG - ADR	1,143,900	22,123,026
Novartis AG - ADR	326,100	29,368,566
UBS Group AG	1,070,600	21,754,592
		73,246,184
United Kingdom - 11.7%
AVEVA Group PLC	650,423	27,557,323
British American Tobacco PLC - ADR	292,000	19,885,200
Countrywide PLC (a)	3,600,510	4,340,243
Diageo PLC - ADR	180,400	25,970,384
Johnson Matthey PLC	135,000	6,635,241
Lloyds Banking Group PLC	21,357,412	21,101,111
Royal Dutch Shell PLC - Class B - ADR	392,500	28,232,525
Smiths Group PLC	993,364	22,559,341
		156,281,368
United States - 3.1%
Aflac, Inc.	316,400	27,906,480
Estre Ambiental SA (a)	1,440,000	12,859,200
		40,765,680
Total Common Stocks (Cost $908,353,289)		1,149,229,907

Preferred Stocks - 3.9%
Brazil - 1.5%
Telefonica Brasil SA - ADR	1,188,000	20,148,480
Republic of Korea - 2.4%
Samsung Electronics Co., Ltd.	16,200	32,016,997
Total Preferred Stocks (Cost $35,247,061)		52,165,477

Real Estate Investment Trust (REIT) - 0.7%
Mexico - 0.7%
Fibra Uno Administracion SA de CV	5,932,556	9,342,658
Total Real Estate Investment Trust (Cost $9,966,534)		9,342,658

Short-Term Investments - 9.2%
Money Market Fund - 5.0%
STIT-Treasury Portfolio - Institutional Class, 1.210% (b)	65,700,000	65,700,000

	Principal
Money Market Deposit Account - 4.2%	Amount
U.S. Bank Money Market Deposit Account, 0.300% (c)	$56,191,640	56,191,640
Total Short-Term Investments (Cost $121,891,640)		121,891,640

Total Investments (Cost $1,075,458,524) - 100.2%		1,332,629,682
Liabilities in Excess of Other Assets - (0.2)%		(2,288,293)
Total Net Assets - 100.0%		$1,330,341,389

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield.
(c)	Variable rate security. The rate listed is as of 1/31/2018.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Gold Fund
Schedule of Investments as of January 31, 2018
(Unaudited)

	Shares	Value
Common Stocks - 83.4%
Gold Related Securities - 74.6%
Australia - 7.4%
Evolution Mining Ltd.	12,386,774	$28,446,661
Independence Group NL	1,661,100	6,732,742
Newcrest Mining Ltd.	1,869,600	34,152,967
Northern Star Resources Ltd.	3,187,500	14,871,575
		84,203,945
Canada - 54.9%
Agnico Eagle Mines Ltd.	236,200	11,167,536
Agnico Eagle Mines Ltd. (a)	526,485	24,907,449
Alacer Gold Corp. (b)	4,091,800	7,119,067
Alamos Gold, Inc. - Class A	2,469,500	14,767,610
Almaden Minerals Ltd. - Class B (b)(c)	5,607,319	5,014,675
Argonaut Gold, Inc. (b)(c)	2,837,000	5,904,650
ATAC Resources Ltd. (b)(c)	9,784,891	4,216,253
B2Gold Corp. (b)	12,479,700	37,688,694
Barkerville Gold Mines Ltd. (b)	7,110,000	4,046,341
Corvus Gold, Inc. (b)(c)	3,226,901	4,674,166
Corvus Gold, Inc. (a)(b)(c)	13,030,000	18,750,488
Corvus Gold, Inc. (b)(c)(d)(e) (Originally acquired 11/29/17, Cost $1,561,600)	1,739,130	2,452,597
Dalradian Resources, Inc. (b)	8,154,000	8,220,293
Detour Gold Corp. (b)	3,046,200	32,542,332
East Asia Minerals Corp. (b)(c)	13,290,993	864,455
Falco Resources Ltd. (b)(c)	16,222,300	12,925,085
Franco-Nevada Corp.	758,900	58,028,085
GoGold Resources, Inc. (b)	4,455,000	1,249,573
Goldcorp, Inc.	1,585,910	22,705,590
Gold Standard Ventures Corp. (b)	620,000	1,113,984
IAMGOLD Corp. (b)	4,194,500	24,663,660
International Tower Hill Mines Ltd. (b)(c)	5,738,836	2,978,456
International Tower Hill Mines Ltd. (a)(b)(c)	20,331,298	10,248,297
Jaguar Mining, Inc. (b)(c)	64,330,707	20,397,541
Kinross Gold Corp. (b)	5,401,200	23,387,196
Novagold Resources, Inc. (b)	2,831,300	10,532,436
NuLegacy Gold Corp. (b)(c)	28,556,090	4,062,858
OceanaGold Corp. (a)	5,290,600	14,581,410
OceanaGold Corp.	4,431,459	12,142,198
Osisko Gold Royalties Ltd.	551,340	6,197,062
Osisko Gold Royalties Ltd. (a)	2,117,400	23,790,624
Osisko Mining, Inc. (b)(c)(d)(e) (Originally acquired 10/04/17, Cost $6,732,118)	2,000,000	5,672,846
Osisko Mining, Inc. (a)(b)(c)	5,704,239	16,509,830
Pan American Silver Corp.	2,755,798	45,250,203
Premier Gold Mines Ltd. (b)(c)	8,630,160	24,346,874
Rockhaven Resources Ltd. (b)	4,631,500	527,163
SEMAFO, Inc. (b)(c)	11,300,000	33,304,490
Strategic Metals Ltd. (b)(c)	10,113,400	3,864,470
Torex Gold Resources, Inc. (b)	1,597,000	16,476,365
Trifecta Gold Ltd. (b)(c)	2,325,199	207,945
Wheaton Precious Metals Corp.	1,491,675	32,205,263
Yamana Gold, Inc.	3,524,000	12,122,560
		621,828,670
Jersey - 2.0%
Randgold Resources Ltd. - ADR	220,700	22,326,012
Peru - 1.1%
Cia de Minas Buenaventura SAA - ADR	798,100	12,314,683

United Kingdom - 2.9%
Fresnillo PLC	1,742,300	33,247,923
United States - 6.3%
Contango ORE, Inc. (b)	263,200	4,869,200
Electrum Ltd. (b)(d)(e) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	702,005
Newmont Mining Corp.	861,700	34,907,467
Royal Gold, Inc.	342,900	30,518,100
		70,996,772
Total Gold Related Securities		844,918,005

Other Precious Metals Related Securities - 8.1%
Canada - 7.2%
Bear Creek Mining Corp. (b)(c)	7,413,200	12,536,143
Ivanhoe Mines Ltd. - Class A (b)	7,882,379	22,557,702
MAG Silver Corp. (b)(c)(d)(e) (Originally acquired 11/24/2017, Cost $15,000,003)	1,432,665	15,067,443
MAG Silver Corp. (b)(c)	2,661,600	28,532,352
Nickel Creek Platinum Ltd. (b)(c)	12,379,201	3,019,317
		81,712,957
United States - 0.9%
Sunshine Mining & Refining (b)(d)(e) (Originally acquired 03/15/11, Cost $21,353,108)	2,300,212	10,350,954
Total Other Precious Metals Related Securities		92,063,911

Other Securities - 0.7%
United States - 0.7%
Gold Bullion International LLC (b)(c)(d)(e) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc. (b)(d)(e) (Originally acquired 10/09/07, Cost $175,524)	74,532	640,975
Total Other Securities		7,533,975
Total Common Stocks (Cost $1,018,487,334)		944,515,891

Private Fund - 1.6%
Gold Related Securities - 1.6%
Tocqueville Bullion Reserve LP (b)(c)(d)(e) (Originally acquired 11/28/11, Cost $25,000,000)	13,806	17,902,576
Total Private Fund (Cost $25,000,000)		17,902,576
	Ounces
Gold Bullion - 14.2%
Gold Bullion (b)	119,680	160,986,935
Total Gold Bullion (Cost $70,975,248)		160,986,935

Warrants - 0.2%	Shares
Gold Related Securities - 0.1%
Canada - 0.1%
Almaden Minerals Ltd.
Expiration: 08/08/2019, Exercise Price: CAD $2.00 (b)(c)(d)(e) (Originally acquired 02/03/17, Cost $0)	79,585	14,429
Almaden Minerals Ltd.
Expiration: 11/11/2018, Exercise Price: CAD $2.00 (b)(c)(d)(e) (Originally acquired 05/11/16, Cost $0)	740,741	43,180
Barkerville Gold Mines Ltd.
Expiration: 11/16/2018, Exercise Price: CAD $1.30 (b)(d)(e) (Originally acquired 05/12/17, Cost $0)	3,555,000	30,348
East Asia Minerals Corp.
Expiration: 03/05/2020, Exercise Price: CAD $0.50 (b)(c)(d)(e) (Originally acquired 03/04/15, Cost $0)	4,617,560	299,578
East Asia Minerals Corp.
Expiration: 03/08/2022, Exercise Price: CAD $0.50 (b)(c)(d)(e) (Originally acquired 03/03/17, Cost $0)	3,321,250	216,016
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.50 (b)(c)(d)(e) (Originally acquired 12/05/14, Cost $0)	976,493	–
Falco Resources Ltd.
Expiration: 05/22/2018, Exercise Price: CAD $1.45 (b)(c)(d)(e) (Originally acquired 11/18/16, Cost $0)	7,000,000	212,276
NuLegacy Gold Corp.
Expiration: 04/12/2018, Exercise Price: CAD $0.65 (b)(c)(d)(e) (Originally acquired 10/07/16, Cost $0)	9,020,590	–
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (b)	274,000	473,374
Equinox Gold Corp.
Expiration: 04/16/2019, Exercise Price: CAD $2.92 (b)(d)(e) (Originally acquired 04/03/14, Cost $0)	150,000	902
Total Gold Related Securities		1,290,103

Other Precious Metals Related Security - 0.1%
Canada - 0.1%
Nickel Creek Platinum Ltd.
Expiration: 08/08/2022, Exercise Price: CAD $0.35 (b)(c)(d)(e) (Originally acquired 08/04/17, Cost $0)	6,189,601	920,892
Total Warrants (Cost $1)		2,210,995

Short-Term Investment - 0.6%
Money Market Fund - 0.6%
STIT - Treasury Portfolio - Institutional Class, 1.210% (f)	7,486,460	7,486,460
Total Short-Term Investment (Cost $7,486,460)		7,486,460

Total Investments (Cost $1,121,949,043) - 100.0%		1,133,102,857
Liabilities in Excess of Other Assets - 0.0%		(194,813)
Total Net Assets - 100.0%		$1,132,908,044

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b)	Non-income producing security.
(c)	Affiliated company. See Footnote 2.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of January 31, 2018 was $61,420,017, which represented 5.4% of net assets.
(e)
Securities are fair valued using procedures approved by the Board of Trustees. In some instances significant unobservable inputs are used. See Footnote 1. The aggregate value of fair valued securities as of January 31, 2018 was $61,420,017, which represented 5.4% of net assets.

(f)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Delafield Fund
Schedule of Investments as of January 31, 2018
(Unaudited)

	Shares	Value
Common Stocks - 72.6%
Aerospace & Defense - 1.8%
Ducommun, Inc. (a)	200,000	$5,836,000
Auto Components - 2.5%
Gentex Corp.	180,000	4,262,400
Horizon Global Corp. (a)	475,000	4,013,750
		8,276,150
Building Products - 0.7%
Caesarstone Ltd. (a)(b)	100,000	2,120,000
Chemicals - 11.4%
Eastman Chemical Co.	120,000	11,901,600
GCP Applied Technologies, Inc. (a)	120,000	4,008,000
HB Fuller Co.	140,000	7,259,000
Minerals Technologies, Inc.	85,000	6,387,750
PolyOne Corp.	175,000	7,605,500
		37,161,850
Commercial Services & Supplies - 1.3%
Team, Inc. (a)	255,000	4,335,000
Communications Equipment - 1.4%
Acacia Communications, Inc. (a)	125,000	4,613,750
Construction and Engineering - 1.5%
Aegion Corp. (a)	200,000	5,016,000
Construction Materials - 4.0%
U.S. Concrete, Inc. (a)	165,000	12,845,250
Electronic Equipment, Instruments & Components - 11.8%
Avnet, Inc.	50,000	2,125,000
Fabrinet (a)(b)	280,000	6,946,800
Flex Ltd. (a)(b)	450,000	8,104,500
Plexus Corp. (a)	65,000	3,883,750
TTM Technologies, Inc. (a)	1,060,000	17,479,400
		38,539,450
Energy Equipment & Services - 3.0%
Aspen Aerogels, Inc. (a)	600,000	3,030,000
McDermott International, Inc. (a)(b)	750,000	6,585,000
		9,615,000
Health Care Equipment & Supplies - 1.7%
Invacare Corp.	295,000	5,428,000
Internet Software & Services - 1.6%
Cars.com, Inc. (a)	180,000	5,344,200
Machinery - 6.7%
Barnes Group, Inc.	90,000	5,921,100
Crane Co.	75,000	7,495,500
Harsco Corp. (a)	325,000	5,817,500
Xerium Technologies, Inc. (a)(c)	550,000	2,403,500
		21,637,600

Media - 1.9%
TEGNA, Inc.	425,000	6,149,750
Oil, Gas & Consumable Fuels - 2.5%
Boardwalk Pipeline Partners LP	475,000	5,966,000
Marathon Petroleum Corp.	30,000	2,078,100
		8,044,100
Professional Services - 5.1%
Korn/Ferry International	175,000	7,798,000
TrueBlue, Inc. (a)	325,000	8,888,750
		16,686,750
Specialty Retail - 0.5%
Ascena Retail Group, Inc. (a)	725,000	1,566,000
Technology Hardware, Storage & Peripherals - 5.0%
Diebold Nixdorf, Inc.	575,000	10,608,750
Hewlett Packard Enterprise Co.	350,000	5,740,000
		16,348,750
Textiles, Apparel & Luxury Goods - 3.7%
Hanesbrands, Inc.	210,000	4,561,200
PVH Corp.	40,000	6,203,200
Sequential Brands Group, Inc. (a)	815,000	1,320,300
		12,084,700
Trading Companies & Distributors - 4.5%
Rush Enterprises, Inc. - Class A (a)	100,000	5,405,000
WESCO International, Inc. (a)	135,000	9,200,250
		14,605,250
Total Common Stocks (Cost $175,864,729)		236,253,550

Short-Term Investments - 27.6%
Money Market Fund - 5.0%
STIT - Treasury Portfolio - Institutional Class - 1.210% (d)	16,400,000	16,400,000

	Principal
Money Market Deposit Account - 22.6%	Amount
U.S. Bank Money Market Deposit Account, 0.300% (e)	$73,486,091	73,486,091
Total Short-Term Investments (Cost $89,886,091)		89,886,091

Total Investments (Cost $265,750,820) - 100.2%		326,139,641
Liabilities in Excess of Other Assets - (0.2)%		(603,087)
Total Net Assets - 100.0%		$325,536,554

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued Security. Foreign Concentration (including ADR's) was as follows: Cayman Islands: 2.1%, Israel: 0.7%; Panama: 2.0%; Singapore: 2.5%.
(c)	Affiliated company. See Footnote 2.
(d)	Rate listed is the 7-day effective yield.
(e)	Variable rate security. The rate shown is as of 1/31/2018.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

The Tocqueville Select Fund
Schedule of Investments as of January 31, 2018
(Unaudited)

	Shares	Value
Common Stocks - 93.7%
Auto Components - 8.9%
Gentex Corp.	108,000	$2,557,440
Horizon Global Corp. (a)	162,000	1,368,900
		3,926,340
Chemicals - 10.2%
Eastman Chemical Co.	23,700	2,350,566
Minerals Technologies, Inc.	28,900	2,171,835
		4,522,401
Commercial Services & Supplies - 5.8%
Team, Inc. (a)	151,800	2,580,600
Computers & Peripherals - 3.8%
Diebold Nixdorf, Inc.	90,000	1,660,500
Electronic Equipment, Instruments & Components - 13.2%
Fabrinet (a)(b)	51,000	1,265,310
Flex Ltd. (a)(b)	118,500	2,134,185
TTM Technologies, Inc. (a)	147,000	2,424,030
		5,823,525
Internet Software & Services - 10.6%
Cars.com, Inc. (a)	65,733	1,951,613
j2 Global, Inc.	34,400	2,751,656
		4,703,269
IT Services - 7.3%
EPAM Systems, Inc. (a)	27,400	3,218,952
Machinery - 10.4%
Harsco Corp. (a)	105,500	1,888,450
Stanley Black & Decker, Inc.	11,900	1,978,137
Xerium Technologies, Inc. (a)(c)	165,000	721,050
		4,587,637
Media - 4.4%
TEGNA, Inc.	136,000	1,967,920
Professional Services - 11.0%
ICF International, Inc. (a)	49,400	2,623,140
TrueBlue, Inc. (a)	82,891	2,267,069
		4,890,209
Specialty Retail - 1.9%
Pier 1 Imports, Inc.	255,200	847,264
Trading Companies & Distributors - 6.2%
WESCO International, Inc. (a)	40,300	2,746,445
Total Common Stocks (Cost $32,248,556)		41,475,062

Short-Term Investments - 3.0%
Money Market Fund - 3.0%
STIT-Treasury Portfolio - Institutional Class, 1.210% (d)	1,339,506	1,339,506
Total Money Market Fund (Cost $1,339,506)		1,339,506

Total Investments (Cost $33,588,062) - 96.7%		42,814,568
Other Assets in Excess of Liabilities - 3.3%		1,480,245
Total Net Assets - 100.0%		$44,294,813

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Cayman Islands 2.9%; Singapore 4.8%.
(c)	Affiliated Company. See Footnote 2.
(d)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Common stocks of the International Value Fund that are traded on non-North American exchanges are generally valued using matrix pricing formulas provided by an independent pricing service.  These securities will be classified as Level 2 securities. When matrix pricing formulas are not available and fair valuation is not applied, the use of closing prices provided by the primary source of the funds will be used. These will be classified as Level 1 securities. Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of January 31, 2018, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$294,216,015	$-	$-	$294,216,015

Preferred Stock*	-	-	1,600	1,600

Real Estate Investment Trust (REIT)*	7,508,000	-	-	7,508,000

Exchange-Traded Fund (ETF)*	3,690,000	-	-	3,690,000
				-
Government Security*	1,602,000	-	-	1,602,000
				-
Money Market Fund	1,277,820	-	-	1,277,820

Total Assets	$308,293,835	$-	$1,600	$308,295,435

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$80,573,769	$-	$-	$80,573,769

Real Estate Investment Trusts (REITs)*	30,905	-	-	30,905

Exchange-Traded Fund (ETF)*	1,930,600	-	-	1,930,600

Purchased Call Options
Banks	49,200	143,750	-	192,950
Pharmaceuticals, Biotechnology & Life Sciences	101,700	71,250	-	172,950
Software & Services	82,500	-	-	82,500
Technology Hardware & Equipment	2,800	-	-	2,800
Total Purchased Call Options	236,200	215,000	-	451,200

Purchased Put Option*	37,750	-	-	37,750

Total Assets	$82,809,224	$215,000	$-	$83,024,224

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$20,622,714	$-	$-	$20,622,714
Belgium	-	26,893,290	-	26,893,290
Brazil	18,693,270	14,651,931	-	33,345,201
Canada	20,428,511	-	-	20,428,511
Denmark	-	27,432,645	-	27,432,645
Finland	11,702,249	-	-	11,702,249
France	-	188,558,323	-	188,558,323
Germany	32,558,750	78,930,679	-	111,489,429
Hong Kong	-	16,486,746	-	16,486,746
Ireland	-	27,169,101	-	27,169,101
Japan	-	246,913,802	-	246,913,802
Netherlands	19,259,150	19,036,851	-	38,296,001
Netherlands Antilles	30,498,910	-	-	30,498,910
Republic of Korea	-	14,460,620	-	14,460,620
Spain	-	49,004,061	-	49,004,061
Sweden	-	15,635,072	-	15,635,072
Switzerland	73,246,184	-	-	73,246,184
United Kingdom	105,985,675	50,295,693	-	156,281,368
United States	27,906,480	12,859,200	-	40,765,680
Total Common Stocks	360,901,893	788,328,014	-	1,149,229,907

Preferred Stocks
Brazil	20,148,480	-	-	20,148,480
Republic of Korea	-	32,016,997	-	32,016,997
Total Preferred Stocks	20,148,480	32,016,997	-	52,165,477

Real Estate Investment Trust (REIT)*	9,342,658	-	-	9,342,658
Money Market Fund	65,700,000	-	-	65,700,000

Money Market Deposit Account	-	56,191,640	-	56,191,640

Total Assets	$456,093,031	$876,536,651	$-	$1,332,629,682

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$836,090,557	$8,125,443	$702,005	$844,918,005
Other Precious Metals Related	66,645,514	15,067,443	10,350,954	92,063,911
Other	-	-	7,533,975	7,533,975
Total Common Stocks	902,736,071	23,192,886	18,586,934	944,515,891

Private Fund**^	-	-	-	17,902,576

Gold Bullion	-	160,986,935	-	160,986,935

Warrants *	-	2,210,995	-	2,210,995

Money Market Fund	7,486,460	-	-	7,486,460

Total Assets	$910,222,531	$186,390,816	$18,586,934	$1,133,102,857

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$236,253,550	$-	$-	$236,253,550

Money Market Fund	16,400,000	-	-	16,400,000

Money Market Deposit Account	-	73,486,091	-	73,486,091

Total Assets	$252,653,550	$73,486,091	$-	$326,139,641

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$41,475,062	$-	$-	$41,475,062

Money Market Fund	1,339,506	-	-	1,339,506

Total Assets	$42,814,568	$-	$-	$42,814,568

*	For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
**
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^
The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Transfers Into Level 1	$27,557,323	$7,888,517
Transfers Out of Level 1	(40,428,934)	(473,374)
Net Transfers Into/(Out of ) Level 1	(12,871,611)	7,415,143
Transfers Into Level 2	40,428,934	473,374
Transfers Out of Level 2	(27,557,323)	(7,888,517)
Net Transfers Into/(Out of ) Level 2	$12,871,611	$(7,415,143)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Gold Fund
Beginning Balance - November 1, 2017	$1,600	$18,586,934
Purchases	-	-
Sales	-	-
Realized gains	-	-
Realized losses	-	-
Change in unrealized appreciation	-	-
Transfers in/(out) of Level 3	-	-
Ending Balance - January 31, 2018	$1,600	$18,586,934

The movement from Level 1 to Level 2 in the International Value Fund was from the securities being priced using matrix pricing formulas provided by an independent pricing service. The movement from Level 1 to Level 2 in the Gold fund was from the securities being priced using the mean of the bid and ask price due to the lack of trading volume on January 31, 2018. The movement from Level 2 to Level 1 in the International Value Fund was due to the use of closing prices provided by the primary pricing source of the funds. The movement of Level 2 to Level 1 in the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active. There were no transfers between levels in The Tocqueville Fund, The Opportunity Fund, The Delafield Fund or The Select Fund. Transfers between levels are recognized at the end of the reporting period.

Fund	Type of Security	Industry	Fair Value at 1/31/2018	Valuation Techniques	Unobservable Inputs	Range

The Tocqueville Fund	Preferred Stock	Health Care Equipment & Supplies	$1,600	Latest company valuation	Financing prices	$0.004

The Tocqueville Gold Fund	Common Stock	Gold Related	$702,005	Latest company valuation	Financing prices	$0.33

		Other Precious Metals Related	10,350,954	Latest company financing price	Financing prices	$4.50

		Other	7,533,975	Latest company financing price	Financing prices	$1.38-$8.60

The significant unobservable inputs used in the fair value measurement of the Tocqueville Fund's preferred stock and the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximate the companies' value in the market place.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as options, as a means to manage exposure to different types of risk, including market risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund, the Adviser used options to gain exposure to the underlying equity security and to earn premium income.

Balance Sheet - Values of Derivative Instruments as of January 31, 2018.

The Tocqueville Opportunity Fund
	Asset Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value
Purchased Options	Investments, at Value	$488,950
Total		$488,950

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position;
the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The Fund may enter into written call options to hedge against changes in the value of equities. The Fund's option component of the overall investment strategy is often referred to as a "buy-write" strategy (also called a "covered call" strategy), in which the Adviser (as definied below) writes (sells) a call option contract while at the same time owning an equivalent number of shares of the underlying stock to generate moderate current income. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange's clearing house guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. The use of options do not create leverage in the Funds.

The average monthly value of purchased options in the Opportunity Fund during the period ended January 31, 2018 was $1,279,433.
The average monthly value of written options in the Opportunity Fund during the period ended January 31, 2018 was $40,500.

Transactions in purchased options in the Opportunity Fund during the period ended January 31, 2018 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$29,757,500	7,925
Options purchased	435,338	4,950
Options terminated in closing transactions	39,018,750	(8,200)
Options exercised	-	-
Options expired	(19,070,000)	(2,800)
Outstanding, end of period:	$50,141,588	1,875

2) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2017 through January 31, 2018.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2017		Additions		Reductions		January 31, 2018			Change in Gross Unrealized	January 31, 2018
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Dividend Income	Realized Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

The Tocqueville Gold Fund

Almaden Minerals Ltd.	5,607,319	$ 5,045,196	875,000	$ 685,388	(875,000)	$ (1,073,235)	5,607,319	$ -	$ (258,036)	$ (294,595)	$ 5,014,675	4,657,349
Almaden Minerals Ltd. Warrant	740,741	-	-	-	-	-	740,741	-	-	(61,377)	43,180	-
Almaden Minerals Ltd. Warrant	875,000	-	-	-	(875,000)	-	-	-	-	-	-	-
Almaden Minerals Ltd. Warrant	79,585	-	-	-	-	-	79,585	-	-	(8,458)	14,429	-
Argonaut Gold, Inc.	2,837,000	12,710,613	-	-	-	-	2,837,000	-	-	780,854	5,904,650	12,710,613
ATAC Resources Ltd.	9,784,891	31,231,836	-	-	-	-	9,784,891	-	-	120,570	4,216,253	31,231,836
AuRico Metals, Inc. (a)	7,411,437	4,616,358	-	-	(7,411,437)	(4,616,358)	-	-	5,632,300	(2,851,953)	-	-
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	1,331,012	12,536,143	28,761,181
Contango ORE, Inc. (a)	263,200	5,000,800	-	-	-	-	263,200	-	-	(361,900)	4,869,200	5,000,800
Corvus Gold, Inc.	3,226,901	2,212,904	-	-	-	-	3,226,901	-	-	1,561,820	4,674,166	2,212,904
Corvus Gold, Inc.	13,030,000	10,588,821	-	-	-	-	13,030,000	-	-	6,024,498	18,750,488	10,588,821
Corvus Gold, Inc.	-	-	1,739,130	1,561,600	-	-	1,739,130	-	-	890,998	2,452,597	1,561,600
East Asia Minerals Corp.	13,290,993	22,796,021	-	-	-	-	13,290,993	-	-	(176,660)	864,455	22,796,021
East Asia Minerals Corp. Warrant	976,493	-	-	-	-	-	976,493	-	-	-	-	-
East Asia Minerals Corp. Warrant	3,321,250	-	-	-	-	-	3,321,250	-	-	(54,297)	216,016	-
East Asia Minerals Corp. Warrant	4,617,560	-	-	-	-	-	4,617,560	-	-	(75,883)	299,578	-
Falco Resources Ltd.	16,222,300	11,973,054	-	-	-	-	16,222,300	-	-	350,633	12,925,085	11,973,054
Falco Resources Ltd. Warrant	7,000,000	-	-	-	-	-	7,000,000	-	-	(263,578)	212,276	-
GoGold Resources, Inc. (a)	13,668,000	17,067,345	4,455,000	5,552,910	(13,668,000)	(17,067,345)	4,455,000	-	(8,729,202)	8,208,362	1,249,573	5,552,910
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	538,877	2,978,456	20,953,121
International Tower Hill Mines Ltd.	20,331,298	44,453,358	-	-	-	-	20,331,298	-	-	(25,596,780)	10,248,297	44,453,358
Jaguar Mining, Inc.	64,330,707	8,127,887	-	-	-	-	64,330,707	-	-	4,440,773	20,397,541	8,127,887
MAG Silver Corp.	2,827,100	31,221,184	-	-	(165,500)	(1,684,479)	2,661,600	-	333,107	193,029	28,532,352	29,536,705
MAG Silver Corp.	-	-	1,432,665	15,000,003	-	-	1,432,665	-	-	67,440	15,067,443	15,000,003
Nickel Creek Platinum	12,379,201	2,544,342	-	-	-	-	12,379,201	-	-	198,230	3,019,317	2,544,342
Nickel Creek Platinum Warrant	6,189,601	-	-	-	-	-	6,189,601	-	-	28,027	920,892	-
NuLegacy Gold Corp.	28,556,090	6,158,205	-	-	-	-	28,556,090	-	-	78,597	4,062,858	6,158,205
NuLegacy Gold Corp. Warrant	9,020,590	-	-	-	-	-	9,020,590	-	-	(2,797)	-	-
Osisko Mining, Inc.	5,704,239	14,650,796	-	-	-	-	5,704,239	-	-	(911,069)	16,509,830	14,650,796
Osisko Mining, Inc.	2,000,000	6,732,118	-	-	-	-	2,000,000	-	-	(282,661)	5,672,846	6,732,118
Premier Gold Mines Ltd.	9,643,160	18,374,832	-	-	(1,013,000)	(2,592,311)	8,630,160	-	264,709	1,300,833	24,346,874	15,782,521
SEMAFO, Inc.	11,467,000	43,362,142	-	-	(167,000)	(245,312)	11,300,000	-	265,768	5,271,034	33,304,490	43,116,830
Strategic Metals Ltd.	10,113,400	14,557,309	-	-	-	-	10,113,400	-	-	415,206	3,864,470	14,557,309
Tocqueville Bullion Reserve LP - Class G (b)	13,806	25,000,000	-	-	-	-	13,806	-	-	924,400	17,902,576	25,000,000
Torex Gold Resources, Inc. (a)	2,366,950	34,206,758	-	-	(769,950)	(14,952,225)	1,597,000	-	(7,905,551)	(1,210,771)	16,476,365	19,254,533
Trifecta Gold Ltd.	2,325,199	-	-	-	-	-	2,325,199	-	-	(26,360)	207,945	-
		$ 427,346,181		$ 22,799,901		$ (42,231,265)		$ -	$ (10,396,905)	$ 546,054	$ 284,648,316	$ 407,914,817
							-
The Delafield Fund
Real Industry, Inc. (a)	225,000	1,102,089	-	-	(225,000)	(1,102,089)	-	-	(1,023,642)	708,338	-	-
Xerium Technologies, Inc.	700,000	9,534,818	-	-	(150,000)	(2,337,453)	550,000	-	(1,658,429)	1,450,953	2,403,500	7,197,365
		$ 10,636,907		$ -		$ (3,439,542)		$ -	$ (2,682,071)	$ 2,159,291	$ 2,403,500	$ 7,197,365
							$ -
The Tocqueville Select Fund
				-			-
Real Industry, Inc. (a)	890,281	3,561,317	-	-	(890,281)	(3,561,317)	-	-	(3,250,727)	2,003,325	-	-
Xerium Technologies, Inc.	265,000	3,374,608	-	-	(100,000)	(1,253,750)	165,000	-	(800,261)	729,300	721,050	2,120,858
		$ 6,935,925		$ -		$ (4,815,067)		$ -	$ (4,050,988)	$ 2,732,625	$ 721,050	$ 2,120,858

(a) Security is no longer an affiliated company at January 31, 2018.

(b) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Tocqueville Trust

By (Signature and Title)  /s/ Robert W. Kleinschmidt
                                            Robert W. Kleinschmidt, President

Date  March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert W. Kleinschmidt
                                               Robert W. Kleinschmidt, President

Date   March 27, 2018

By (Signature and Title)* /s/ Helen Balk
                                              Helen Balk, Treasurer

Date   March 27, 2018

* Print the name and title of each signing officer under his or her signature.